LONG-TERM DEBT AND OTHER DEBTS - Schedule of Weighted Average All-In Interest Rate (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 224,942,365		$ 110,673,348
Revolving Credit Facility, Revolving Credit Agreement | Weighted Average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	6.96%	5.46%	5.46%
Revolving Credit Facility, Revolving Credit Agreement, US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 70,000,000		$ 35,000,000
Revolving Credit Facility, Revolving Credit Agreement, US | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	6.98%	5.80%	5.80%
Revolving Credit Facility, Revolving Credit Agreement, US | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	6.94%	4.42%	4.42%
Revolving Credit Facility, Revolving Credit Agreement, US | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	1.50%	1.50%	1.50%
Revolving Credit Facility, Revolving Credit Agreement, CA
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount		$ 50,000,000
Revolving Credit Facility, Revolving Credit Agreement, CA | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		4.71%	4.71%
Revolving Credit Facility, Revolving Credit Agreement, CA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		3.67%	3.67%
Revolving Credit Facility, Revolving Credit Agreement, CA | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		1.50%	1.50%